Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Furniture and equipment	$ 1,170,000	$ 1,266,008	$ 1,397,098
Vehicles	55,000	55,000	55,000
Leasehold improvements	1,774,000	2,061,888	1,981,019
Construction in process		5,000
Property and equipment, gross	2,999,000	3,387,896	3,433,117
Less: accumulated depreciation	(1,502,000)	(1,492,934)	(1,152,850)
Property and equipment, net	$ 1,497,000	$ 1,894,962	$ 2,280,267